UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2025

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Dearborn Partners Rising Dividend Fund
Class A | DRDAX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$605,311,351
Number of Holdings	50
Portfolio Turnover	7.97%
Visit https://www.dearbornfunds.com/literature.html for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	5.9%
Fidelity Government Portfolio	3.0%
Casey’s General Stores, Inc.	2.7%
Arthur J Gallagher & Co.	2.6%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	2.4%
Cintas Corp.	2.4%
Tractor Supply Co.	2.3%
QUALCOMM, Inc.	2.3%
The Sherwin-Williams Co.	2.3%
Sector Breakdown (%) *
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.dearbornfunds.com/literature.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-983-3380, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Dearborn Partners Rising Dividend Fund	PAGE 1	TSR-SAR-89834E682

Dearborn Partners Rising Dividend Fund
Class C | DRDCX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$605,311,351
Number of Holdings	50
Portfolio Turnover	7.97%
Visit https://www.dearbornfunds.com/literature.html for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	5.9%
Fidelity Government Portfolio	3.0%
Casey’s General Stores, Inc.	2.7%
Arthur J Gallagher & Co.	2.6%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	2.4%
Cintas Corp.	2.4%
Tractor Supply Co.	2.3%
QUALCOMM, Inc.	2.3%
The Sherwin-Williams Co.	2.3%
Sector Breakdown (%) *
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.dearbornfunds.com/literature.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-983-3380, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Dearborn Partners Rising Dividend Fund	PAGE 1	TSR-SAR-89834E674

Dearborn Partners Rising Dividend Fund
Class I | DRDIX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$605,311,351
Number of Holdings	50
Portfolio Turnover	7.97%
Visit https://www.dearbornfunds.com/literature.html for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	5.9%
Fidelity Government Portfolio	3.0%
Casey’s General Stores, Inc.	2.7%
Arthur J Gallagher & Co.	2.6%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	2.4%
Cintas Corp.	2.4%
Tractor Supply Co.	2.3%
QUALCOMM, Inc.	2.3%
The Sherwin-Williams Co.	2.3%
Sector Breakdown (%) *
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.dearbornfunds.com/literature.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-983-3380, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Dearborn Partners Rising Dividend Fund	PAGE 1	TSR-SAR-89834E666

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Semi-Annual Report

Dearborn Partners Rising Dividend Fund
Class A Shares
DRDAX
Class C Shares
DRDCX
Class I Shares
DRDIX
August 31, 2024
Investment Adviser
Dearborn Partners, L.L.C.
200 West Madison Street
Suite 1950
Chicago, IL 60606
Phone: (888) 983-3380

Dearborn Partners Rising Dividend Fund
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Biotechnology - 3.3%
AbbVie, Inc.	65,100	$12,779,781
Gilead Sciences, Inc.	92,000	7,268,000
		20,047,781
Capital Markets - 5.8%
BlackRock, Inc.	13,800	12,444,978
Nasdaq, Inc.	137,490	9,910,279
S&P Global, Inc.	24,688	12,670,869
		35,026,126
Chemicals - 2.3%
The Sherwin-Williams Co.	37,500	13,851,375
Commercial Services & Supplies - 4.5%
Cintas Corp.	17,965	14,463,981
Republic Services, Inc.	61,730	12,852,803
		27,316,784
Communications Equipment - 2.2%
Motorola Solutions, Inc.	30,600	13,526,424
Consumer Staples Distribution & Retail - 6.9%
Casey’s General Stores, Inc.	45,500	16,485,105
Costco Wholesale Corp.	13,650	12,180,987
Walmart, Inc.	169,170	13,064,999
		41,731,091
Distributors - 1.3%
Pool Corp.	22,800	8,016,936
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	217,100	9,070,438
Financial Services - 3.6%
Jack Henry & Associates, Inc.	50,195	8,685,241
Mastercard, Inc. - Class A	26,510	12,813,343
		21,498,584
Food Products - 3.5%
McCormick & Co., Inc./MD	140,939	11,279,348
Mondelez International, Inc. - Class A	141,000	10,125,210
		21,404,558
Gas Utilities - 2.2%
Atmos Energy Corp.	102,300	13,374,702

The accompanying notes are an integral part of these financial statements.

1

Dearborn Partners Rising Dividend Fund
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	72,500	$8,212,075
Becton Dickinson & Co.	26,708	6,474,286
STERIS PLC	48,327	11,651,640
Stryker Corp.	36,200	13,047,204
		39,385,205
Health Care Providers & Services - 2.0%
Elevance Health, Inc.	21,785	12,131,849
Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	39,643	11,443,349
Insurance - 2.6%
Arthur J Gallagher & Co.	54,470	15,936,288
IT Services - 1.7%
Accenture PLC - Class A	30,454	10,413,745
Machinery - 3.6%
Illinois Tool Works, Inc.	37,598	9,519,062
Snap-on, Inc.	43,510	12,345,527
		21,864,589
Multi-Utilities - 1.9%
WEC Energy Group, Inc.	120,457	11,206,115
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	77,230	9,948,768
Exxon Mobil Corp.	123,356	14,548,607
		24,497,375
Pharmaceuticals - 3.2%
Merck & Co., Inc.	77,920	9,229,624
Zoetis, Inc.	55,019	10,095,436
		19,325,060
Professional Services - 3.9%
Automatic Data Processing, Inc.	48,500	13,381,635
Broadridge Financial Solutions, Inc.	48,000	10,217,280
		23,598,915
Semiconductors & Semiconductor Equipment - 4.3%
QUALCOMM, Inc.	79,909	14,008,048
Texas Instruments, Inc.	55,380	11,870,149
		25,878,197
Software - 4.6%
Intuit, Inc.	21,500	13,550,590
Microsoft Corp.	34,700	14,474,758
		28,025,348

The accompanying notes are an integral part of these financial statements.

2

Dearborn Partners Rising Dividend Fund
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 4.2%
The Home Depot, Inc.	30,000	$11,055,000
Tractor Supply Co.	53,000	14,180,150
		25,235,150
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	156,888	35,927,352
Trading Companies & Distributors - 4.1%
Fastenal Co.	188,270	12,855,076
Watsco, Inc.	25,200	11,980,584
		24,835,660
Water Utilities - 1.7%
American Water Works Co., Inc.	71,460	10,227,355
Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.	63,000	12,519,360
TOTAL COMMON STOCKS (Cost $332,216,950)		577,315,711
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Equinix, Inc.	11,460	9,561,766
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,230,375)		9,561,766
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
Fidelity Government Portfolio - Class Institutional, 5.21%(a)	17,965,170	17,965,170
TOTAL SHORT-TERM INVESTMENTS (Cost $17,965,170)		17,965,170
TOTAL INVESTMENTS - 99.9% (Cost $359,412,495)		$604,842,647
Other Assets in Excess of Liabilities - 0.1%		468,704
TOTAL NET ASSETS - 100.0%		$605,311,351

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Dearborn Partners Rising Dividend Fund
Statement of Assets and Liabilities
August 31, 2024 (Unaudited)

ASSETS
Investments, at value (cost $359,412,495)	$604,842,647
Dividends, interest and reclaim receivable	946,548
Receivable for Fund shares sold	209,623
Other assets	54,498
Total assets	606,053,316
LIABILITIES
Payable to Adviser	347,389
Payable for distribution fees	128,596
Payable to affiliates	135,636
Payable for Fund shares redeemed	114,442
Accrued expenses and other liabilities	15,902
Total liabilities	741,965
NET ASSETS	605,311,351
Net Assets Consist of:
Paid-in capital	$329,790,667
Total distributable earnings	275,520,684
Net assets	$605,311,351
Class A Shares:
Net assets	$224,317,493
Shares of beneficial interest issued and outstanding (unlimited number of shares authorized $0.001 par value)	8,566,783
Net asset value and redemption price per share(1)	$26.18
Maximum offering price per share ($26.18/0.95)(2)	$27.56
Class C Shares:
Net assets	$87,799,155
Shares of beneficial interest issued and outstanding (unlimited number of shares authorized $0.001 par value)	3,384,754
Net asset value, offering price and redemption price per share(1)	$25.94
Class I Shares:
Net assets	$293,194,703
Shares of beneficial interest issued and outstanding (unlimited number of shares authorized $0.001 par value)	11,176,269
Net asset value, offering price and redemption price per share	$26.23

(1)
A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within one year of purchase. The CDSC on Class A Shares is applied only to purchases of $500,000 that are redeemed within 12 months of purchase. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

(2)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

4

Dearborn Partners Rising Dividend Fund
Statement of Operations
For the Six Months Ended August 31, 2024 (Unaudited)

Investment Income
Dividend income	$4,809,745
Interest income	266,596
Total investment income	5,076,341
Expenses
Management fees	2,392,219
Distribution fees - Class C	429,640
Distribution fees - Class A	263,507
Administration fees	254,272
Transfer agent fees and expenses	134,261
Federal and state registration fees	34,350
Custody fees	28,898
Trustees’ fees and related expenses	13,757
Reports to shareholders	13,548
Legal fees	13,273
Chief Compliance Officer fees	9,839
Audit and tax fees	9,589
Insurance expense	2,673
Pricing fees	1,375
Other expenses	5,131
Total expenses	3,606,332
Less: Waivers by Adviser (Note 4)	(239,528)
Net expenses	3,366,804
Net investment income	1,709,537
Realized and Unrealized Gain on Investments
Net realized gain on:
Investments	18,314,805
Net change in unrealized appreciation on:
Investments	32,486,183
Net realized and unrealized gain on investments	50,800,988
Net Increase in Net Assets from Operations	$52,510,525

The accompanying notes are an integral part of these financial statements.

5

Dearborn Partners Rising Dividend Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
From Operations
Net investment income	$1,709,537	$4,837,255
Net realized gain on:
Investments	18,314,805	11,534,469
Net change in unrealized appreciation on:
Investments	32,486,183	61,448,690
Net increase in net assets from operations	52,510,525	77,820,414
From Dividend and Distributions to Shareholders
Net dividend and distributions - Class A	(1,293,861)	(1,154,924)
Net dividend and distributions - Class C	—	(73,884)
Net dividend and distributions - Class I	(2,015,087)	(1,888,809)
Net decrease in net assets resulting from dividend and distributions paid	(3,308,948)	(3,117,617)
From Capital Share Transactions
Proceeds from shares sold - Class A	12,573,414	32,303,696
Proceeds from shares sold - Class C	2,613,109	6,813,359
Proceeds from shares sold - Class I	43,961,243	47,370,475
Net asset value of shares issued to shareholders in payment of distributions declared - Class A	1,164,695	1,053,890
Net asset value of shares issued to shareholders in payment of distributions declared - Class C	—	69,989
Net asset value of shares issued to shareholders in payment of distributions declared - Class I	1,827,673	1,718,881
Payments for shares redeemed - Class A	(13,124,310)	(21,251,505)
Payments for shares redeemed - Class C	(9,717,756)	(24,994,744)
Payments for shares redeemed - Class I	(21,878,239)	(43,720,451)
Net increase (decrease) in net assets from capital share transactions	17,419,829	(636,410)
Total increase in net assets	66,621,406	74,066,387
Net Assets
Beginning of period	538,689,945	464,623,558
End of period	605,311,351	538,689,945

The accompanying notes are an integral part of these financial statements.

6

Dearborn Partners Rising Dividend Fund - Class A
Financial Highlights
Per share data for a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
Net Asset Value, Beginning of Period	$24.07	$20.73	$21.40	$19.35	$16.91	$15.63
Income from investment operations:
Net investment income(1)	0.07	0.22	0.20	0.12	0.16	0.13
Net realized and unrealized gain (loss) on investments(2)	2.19	3.26	(0.52)	2.46	2.48	1.38
Total from investment operations	2.26	3.48	(0.32)	2.58	2.64	1.51
Less distributions paid:
From net investment income	(0.15)	(0.14)	(0.17)	(0.20)	(0.10)	(0.13)
From net realized gain on investments	—	—	(0.18)	(0.33)	(0.10)	(0.10)
Total distributions paid	(0.15)	(0.14)	(0.35)	(0.53)	(0.20)	(0.23)
Net asset value, end of period	$26.18	$24.07	$20.73	$21.40	$19.35	$16.91
Total return(3)	9.44% (6)	16.87%	−1.49%	13.18%	15.73%	9.58%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$224,317	$205,652	$165,616	$150,440	$112,208	$88,097
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	1.28% (7)	1.28%	1.27%	1.27%	1.30%	1.31%
After waivers and reimbursements of expenses	1.20% (7)	1.20%	1.20%	1.22% (5)	1.25%	1.27% (4)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	0.52% (7)	0.92%	0.87%	0.50%	0.84%	0.70%
After waivers and reimbursements of expenses	0.60% (7)	1.00%	0.94%	0.55% (5)	0.89%	0.74% (4)
Portfolio turnover rate	7.97% (6)	17.53%	12.32%	9.03%	14.46%	4.13%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of applicable sales charges.

(4)	Effective June 28, 2019 the expense cap for Class A shares was decreased from 1.10% to 1.00% excluding Rule 12b-1 fees of 0.25%.
(5)	Effective June 28, 2021 the expense cap for Class A shares was decreased from 1.00% to 0.95% excluding Rule 12b-1 fees of 0.25%.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Dearborn Partners Rising Dividend Fund - Class C
Financial Highlights
Per share data for a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
Net Asset Value, Beginning of Period	$23.79	$20.53	$21.21	$19.17	$16.82	$15.56
Income from investment operations:
Net investment income (loss)(1)	−0.02	0.06	0.04	(0.04)	0.03	(0.00) (6)
Net realized and unrealized gain (loss) on investments(2)	2.17	3.22	(0.50)	2.43	2.46	1.38
Total from investment operations	2.15	3.28	(0.46)	2.39	2.49	1.38
Less distributions paid:
From net investment income	—	(0.02)	(0.04)	(0.02)	(0.04)	(0.02)
From net realized gain on investments	—	—	(0.18)	(0.33)	(0.10)	(0.10)
Total distributions paid	—	(0.02)	(0.22)	(0.35)	(0.14)	(0.12)
Net asset value, end of period	$25.94	$23.79	$20.53	$21.21	$19.17	$16.82
Total return(3)	9.04% (7)	15.97%	−2.20%	12.31%	14.85%	8.81%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$87,799	$87,548	$92,624	$109,239	$110,863	$96,800
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	2.03% (8)	2.03%	2.02%	2.02%	2.05%	2.06%
After waivers and reimbursements of expenses	1.95% (8)	1.95%	1.95%	1.97% (5)	2.00%	2.02% (4)
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements of expenses	(0.24%) (8)	0.17%	0.12%	(0.24%)	0.09%	(0.05%)
After waivers and reimbursements of expenses	(0.16%) (8)	0.25%	0.19%	(0.19%)(5)	0.14%	(0.01%) (4)
Portfolio turnover rate	7.97% (7)	17.53%	12.32%	9.03%	14.46%	4.13%

(1)	Per share net investment income (loss) was calculated using average shares outstanding method.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of applicable sales charges.

(4)	Effective June 28, 2019 the expense cap for Class C shares was decreased from 1.10% to 1.00% excluding Rule 12b-1 fees of 1.00%.
(5)	Effective June 28, 2021 the expense cap for Class C shares was decreased from 1.00% to 0.95% excluding Rule 12b-1 fees of 1.00%.
(6)	Amount is between $(0.005) and $0.00.
(7)	Not annualized for periods less than one year.
(8)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

Dearborn Partners Rising Dividend Fund - Class I
Financial Highlights
Per share data for a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
Net Asset Value, Beginning of Period	$24.13	$20.78	$21.44	$19.39	$16.94	$15.65
Income from investment operations:
Net investment income(1)	0.11	0.28	0.25	0.18	0.21	0.17
Net realized and unrealized gain (loss) on investments(2)	2.19	3.26	(0.52)	2.46	2.48	1.38
Total from investment operations	2.30	3.54	(0.27)	2.64	2.69	1.55
Less distributions paid:
From net investment income	(0.20)	(0.19)	(0.21)	(0.26)	(0.14)	(0.16)
From net realized gain on investments	—	—	(0.18)	(0.33)	(0.10)	(0.10)
Total distributions paid	(0.20)	(0.19)	(0.39)	(0.59)	(0.24)	(0.26)
Net asset value, end of period	$26.23	$24.13	$20.78	$21.44	$19.39	$16.94
Total Return(3)	9.57% (6)	17.13%	−1.23%	13.49%	16.00%	9.89%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$293,195	$245,490	$206,384	$208,228	$165,995	$118,700
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	1.04% (7)	1.03%	1.02%	1.02%	1.05%	1.06%
After waivers and reimbursements of expenses	0.95% (7)	0.95%	0.95%	0.97%(5)	1.00%	1.02% (4)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	0.77%(7)	1.17%	1.12%	0.75%	1.08%	0.96%
After waivers and reimbursements of expenses	0.86% (7)	1.25%	1.19%	0.80%(5)	1.13%	1.00%(4)
Portfolio turnover rate	7.97% (6)	17.53%	12.32%	9.03%	14.46%	4.13%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Effective June 28, 2019 the expense cap for Class I shares was decreased from 1.10% to 1.00%.
(5)	Effective June 28, 2021 the expense cap for Class I shares was decreased from 1.00% to 0.95%.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dearborn Partners Rising Dividend Fund (the “Fund”) represents a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek current income, rising income over time, and long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the class in which shares are held. The Fund currently offers three classes of shares, Class A, Class C and Class I. Each class of shares has identical rights and privileges except with respect to class-specific expenses and voting rights on matters affecting a single class of shares. The classes differ principally in their respective expenses. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. Class A shares are subject to a contingent deferred sales charge of 1.00% for purchases made at the $500,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The contingent deferred sales charge for Class C Shares is 1.00% of the lesser of the original cost or the current market value of shares being redeemed. Class I shares are no-load shares. Class A and Class C shares are subject to a 0.25% and 1.00% distribution and service (Rule 12b-1) fee, respectively. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”. The Fund commenced operations on April 10, 2013. Dearborn Partners, L.L.C. (the “Adviser”) serves as the Fund’s investment adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield to maturity method. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

10

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (1)	$577,315,711	$ —	$ —	$577,315,711
Real Estate Investment Trusts	9,561,766	—	—	9,561,766
Money Market Funds	17,965,170	—	—	17,965,170
Total Assets	$604,842,647	$—	$—	$604,842,647

(1)	See the Schedule of Investments for industry classifications.
The Fund measures Level 3 activity as of the end of the period. For the six months ended August 31, 2024, the Fund did not hold any Level 3 securities.
The Fund did not hold financial derivative instruments during the reporting period.

11

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
B.
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the year ended February 29, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended February 29, 2024, the Fund did not incur any interest or penalties. At February 29, 2024, the fiscal years 2021 through 2024 remained open to examination in the Fund’s major tax jurisdictions.
C.
Distributions to Shareholders. The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually, and as frequently as quarterly. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.
D.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
E.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.
F.
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
G.
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from MLP and REIT securities that have been classified as income and capital gains are included in dividend income and net

12

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023 is as follows:

	February 29, 2024	February 28, 2023
Ordinary Income	$3,117,617	$3,572,059
Long-Term Capital Gains	$—	$3,906,429

The Fund designated as long-term capital gain dividend, pursuant to Section 852(b)(3) of the Code, the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended February 29, 2024.
As of February 29, 2024, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$324,999,183
Gross tax unrealized appreciation	$218,080,052
Gross tax unrealized depreciation	(5,136,083)
Net tax unrealized appreciation	$212,943,969
Undistributed ordinary income	$2,311,659
Undistributed long-term capital gain	11,063,479
Distributable earnings	$13,375,138
Other accumulated losses	—
Total distributable earnings	$226,319,107

As of February 29, 2024, the Fund had no capital loss carryovers to be carried forward to offset future realized capital gains. During the fiscal year ended February 29, 2024, the Fund utilized $470,990 in capital loss carryovers.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of February 29, 2024, no permanent tax adjustments were required to be made between Paid-in capital and Total distributable earnings on the Statement of Assets and Liabilities.
4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 28, 2026, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with borrowings made by the Fund), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, collectively “Excluded Expenses”) do not exceed 0.95% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such recoupments will not cause the Fund to exceed the lesser of: (1) the expense

13

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment. The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the period ending:

	Class A	Class C	Class I
February 28, 2025	$48,173	$37,835	$69,456
February 28, 2026	114,051	71,379	147,760
February 28, 2027	151,345	71,950	182,261
February 28, 2028	89,674	36,529	113,325

5. DISTRIBUTION PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor” or “Quasar”) a distribution fee of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and Class C shares, respectively for services to prospective Fund shareholders and distribution of Fund shares. The following table details the fees earned pursuant to the 12b-1 Plan during the six months ended August 31, 2024, as well as the fees owed as of August 31, 2024.

	Fees Earned During Period	Fees Owed as of August 31, 2024
Class A	$263,507	$45,686
Class C	$429,640	$82,910

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
6. RELATED PARTY TRANSACTIONS
Fund Services acts as the Fund’s administrator and fund accountant under a Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, respectively. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. Fund Services also serves as the transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. The following table details the fees earned for each service during the six months ended August 31, 2024, as well as the fees owed as of August 31, 2024.

	Fees Earned During Period	Fees Owed as of August 31, 2024
Administration/Accounting and Pricing	$255,647	$84,376
Custody	$28,898	$8,691
Transfer Agent	$129,898(1)	$39,237
Chief Compliance Officer	$9,839	$3,332

(1)	This amount does not include sub-transfer agency fees, therefore it does not agree to the amount on the Statement of Operations.
The Fund also has a line of credit with U.S. Bank (see Note 10).
Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

14

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
7. CAPITAL SHARE TRANSACTIONS

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Class A
Shares sold	515,646	1,473,129
Shares redeemed	(539,717)	(966,448)
Shares issued in reinvestment of dividends	47,703	48,995
Net increase	23,632	555,676
Class C
Shares sold	108,094	315,910
Shares redeemed	(403,444)	(1,151,094)
Shares issued in reinvestment of dividends	—	3,240
Net decrease	(295,350)	(831,944)
Class I
Shares sold	1,824,376	2,131,727
Shares redeemed	(896,894)	(1,970,659)
Shares issued in reinvestment of dividends	74,745	79,544
Net increase	1,002,227	240,612

8. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2024, were $44,280,731 and $43,880,898, respectively. There were no purchases or sales of U.S. government securities for the Fund.
9. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2024, Charles Schwab & Co., Inc. held 40.34% of the Fund’s shares outstanding for the benefit of its customers.
10. LINE OF CREDIT
At August 31, 2024, the Fund had a line of credit in the amount of the lesser of $20,000,000, or 33.33% of the fair value of unencumbered assets, which matures on August 2, 2025. This secured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank (the “Lender”). As collateral, the Lender receives a first priority security interest in securities of the Fund in an amount of at least 300% of any draw on the line of credit by the Fund. Interest accrues at the Lender’s Prime Rate, which as of August 31, 2024, was 8.50%. During the six months ended August 31, 2024, the Fund did not utilize the line of credit.
11. SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On September 27, 2024, the Fund declared and paid a distribution from ordinary income to shareholders of record on September 26, 2024, of $323,621 and $600,121 for Class A and Class I shares, respectively. Class C shares did not distribute any income on September 27, 2024.

15

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)
12. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

16

Dearborn Partners Rising Dividend Fund
Investment Advisory Agreement
BASIS FOR TRUSTEES’ APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Dearborn Partners Rising Dividend Fund (the “Fund”), a series of the Trust, and the Adviser. The Trustees also met at a prior meeting held on June 20, 2022 (the “June 20, 2024 Meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2025.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s operation by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Carol M. Lippman, Michael B. Andelman and Peter J. Deakos, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Fund’s performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Fund’s valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER
The Trustees discussed the performance of the Class I shares of the Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Class I shares of the Fund on both an absolute basis and in comparison to a benchmark index (the S&P 500 Total

17

Dearborn Partners Rising Dividend Fund
Investment Advisory Agreement(Continued)
Return Index) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end large-cap blend funds) (the “Barrington Cohort”). The Trustees also reviewed information on the historical performance of a composite of other separately-managed accounts of the Adviser that were the same or similar to the Fund in terms of investment strategies.
The Trustees noted the Fund’s performance for Class I shares for the three-year, five-year and ten-year periods ended March 31, 2024 was above the Barrington Cohort average. The Trustees further noted the Fund’s performance for Class I shares for the one-year period ended March 31, 2024 was below the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024, the Fund’s Class I shares had underperformed the S&P 500 Total Return Index. The Trustees also reviewed the Fund’s performance relative to the Adviser’s composite of other separately-managed accounts with the same or similar investment strategies, noting that any differences in performance for relevant periods were due primarily to different fee structures and portfolio composition.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of the Fund relative to its Barrington Cohort, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information and noted that the Adviser has subsidized the Fund’s operations since the Fund’s inception. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Fund’s brokerage practices. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 20, 2024 meeting and the August 15, 2024 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Fund’s contractual management fee of 0.85% was above the Barrington Cohort average of 0.78%. The Trustees noted that the Fund was operating above its expense cap of 0.95% for Class I shares. The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.95% for Class I shares was below the Barrington Cohort average of 0.98%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies.
The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Fund were not excessive, and the Trustees further concluded that the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Fund. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as

18

Dearborn Partners Rising Dividend Fund
Investment Advisory Agreement(Continued)
the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the brokerage practices of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2025 as being in the best interests of the Fund and its shareholders.

19

Dearborn Partners Rising Dividend Fund
Additional Information (Unaudited)
Tax Information
For the fiscal year ended February 29, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 29, 2024 was 100%.

20

Dearborn Partners Rising Dividend Fund

Investment Adviser	Dearborn Partners, L.L.C. 200 West Madison Street Suite 1950 Chicago, Illinois 60606
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributor	Quasar Distributors, LLC Three Canal Plaza Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date:	10/24/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date:	10/24/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date:	10/24/2024

* Print the name and title of each signing officer under his or her signature.